Restructuring, Impairment, and Plant Closing and Transition Costs - Schedule of Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restructuring and Related Activities [Abstract]
Cash restructuring charges	$ 3	$ 5
Impairment of assets	5	0
Accelerated depreciation	0	2
Other plant closure costs	0	4
Total Restructuring, Impairment and Plant Closing and Transition Costs	$ 8	$ 11